General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Principal Subsidiaries of Shinhan Financial Group Co., Ltd

The principal subsidiaries of the Group at December 31 are as follows:

	Country of Incorporation	Percentage of ownership(1)
		2008	2009	2010
Shinhan Bank	Korea	100%	100%	100%
Shinhan Investment Corp. (Formerly Good Morning Shinhan Securities Co., Ltd.)(2)	Korea	100%	100%	100%
Shinhan Card Co., Ltd.	Korea	100%	100%	100%
Shinhan Capital Co., Ltd.	Korea	100%	100%	100%
Jeju Bank	Korea	62.42%	68.88%	68.88%
Shinhan Credit Information Co., Ltd.	Korea	100%	100%	100%
Shinhan Private Equity Inc.	Korea	100%	100%	100%
Shinhan Life Insurance Co., Ltd.	Korea	100%	100%	100%
SHC Management Co., Ltd.	Korea	100%	100%	100%
Shinhan Data System Co., Ltd	Korea	100%	100%	100%

Note:

(1)	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.

(2)	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to “Shinhan Investment Corp.”.

Estimated Useful Lives of Premises and Equipment

The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	4 ~ 5 years
Leasehold improvements	5 years
Operating lease assets	3 ~ 5 years
Capitalized software costs	4 ~ 5 years